Brighthouse Franklin Low Duration Total Return Portfolio Expense Example - Brighthouse Franklin Low Duration Total Return Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	311
Expense Example, with Redemption, 10 Years	707
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	448
Expense Example, with Redemption, 10 Years	$ 1,007